UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

August 31, 2011

1.805742.107

CAS-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 50.5%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
	11/17/11 to 12/5/11	0.24 to 0.27%	$ 393,000	$ 393,000
London Branch, Eurodollar, Foreign Banks - 11.1%
ABN AMRO Bank NV
	10/3/11	0.32	988,000	988,004
Australia & New Zealand Banking Group Ltd.
	10/28/11 to 11/30/11	0.21 to 0.25	533,000	533,000
Commonwealth Bank of Australia
	10/21/11 to 11/30/11	0.20 to 0.25	1,491,000	1,491,003
Credit Agricole SA
	9/1/11 to 10/5/11	0.35 to 0.36	1,059,000	1,059,000
Credit Industriel et Commercial
	9/1/11 to 9/2/11	0.31 to 0.35	1,245,000	1,245,000
HSBC Bank PLC
	10/19/11 to 5/10/12	0.31 to 0.55	2,169,000	2,169,000
ING Bank NV
	9/1/11	0.21	990,000	990,000
National Australia Bank Ltd.
	10/20/11 to 12/1/11	0.21 to 0.30	4,811,000	4,811,000
				13,286,007
New York Branch, Yankee Dollar, Foreign Banks - 39.1%
Bank of Montreal
	10/20/11 to 9/5/12	0.19 to 0.31 (d)	1,087,000	1,087,000
Bank of Nova Scotia
	11/1/11 to 9/15/12	0.25 to 0.44 (d)	5,844,000	5,844,000
Bank of Tokyo-Mitsubishi
	11/2/11 to 12/2/11	0.28 to 0.32	3,004,554	3,004,554
BNP Paribas New York Branch
	11/2/11 to 11/7/11	0.44 to 0.45	2,125,000	2,125,000
BNP Paribas SA
	9/26/11 to 12/12/11	0.37 to 0.48 (d)	3,680,000	3,680,000
Canadian Imperial Bank of Commerce New York Branch
	9/13/11 to 9/17/12	0.29 to 0.50 (d)	3,207,000	3,207,000
Credit Suisse
	9/2/11	0.25 (d)	744,000	744,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Suisse New York Branch
	10/4/11 to 10/25/11	0.20 to 0.24%	$ 2,181,000	$ 2,181,000
Deutsche Bank
	10/7/11	0.30 (d)	495,000	495,000
DnB NOR Bank ASA
	10/18/11 to 11/18/11	0.22 to 0.30	1,095,000	1,094,997
Mitsubishi UFJ Trust & Banking Corp.
	10/3/11	0.28	121,000	121,000
Mizuho Corporate Bank Ltd.
	9/1/11 to 9/7/11	0.18	1,275,000	1,275,000
National Bank Canada
	11/4/11 to 7/6/12	0.32 to 0.37 (d)	1,357,000	1,357,000
Nordea Bank Finland PLC
	10/7/11 to 2/1/12	0.20 to 0.40	3,922,000	3,921,993
Rabobank Nederland New York Branch
	9/12/11 to 6/8/12	0.19 to 0.50 (d)	5,773,000	5,773,000
Royal Bank of Canada
	8/31/12	0.59 (d)	900,000	900,000
Royal Bank of Canada New York Branch
	9/5/12	0.27 (d)	750,000	749,754
Sumitomo Mitsui Banking Corp.
	9/2/11 to 9/12/11	0.19 to 0.21	5,338,000	5,338,000
Svenska Handelsbanken
	10/11/11 to 11/8/11	0.20 to 0.30	2,491,000	2,491,006
Toronto-Dominion Bank New York Branch
	11/10/11 to 1/12/12	0.25 to 0.29 (d)	1,023,100	1,023,090
UBS AG
	11/21/11	0.35	600,000	600,000
				47,012,394
TOTAL CERTIFICATES OF DEPOSIT				60,691,401
Commercial Paper - 18.3%

ABN AMRO Funding USA LLC
	9/26/11	0.32	209,000	208,954
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Anheuser-Busch InBev Worldwide, Inc.
	9/16/11 to 10/6/11	0.27 to 0.30%	$ 175,500	$ 175,463
ASB Finance Ltd.
	1/27/12 to 4/4/12	0.34 to 0.37 (d)	423,000	422,981
Bank of Nova Scotia
	11/17/11	0.25	15,000	14,992
Barclays Bank PLC/Barclays US CCP Funding LLC
	9/9/11 to 10/4/11	0.22 to 0.28	1,355,000	1,354,850
Barclays U.S. Funding Corp.
	9/6/11 to 9/8/11	0.21	2,000,000	1,999,930
Caisse d'Amort de la Dette Societe
	10/11/11 to 5/25/12	0.24 to 0.31 (b)(d)	2,620,000	2,618,761
Commonwealth Bank of Australia
	9/16/11 to 11/21/11	0.25 to 0.35 (d)	877,000	876,890
CVS Caremark Corp.
	9/1/11 to 9/7/11	0.25 to 0.26	194,317	194,316
Danske Corp.
	9/19/11	0.30	412,000	411,938
Deutsche Bank Financial LLC
	9/1/11	0.10	613,260	613,260
DnB NOR Bank ASA
	10/20/11 to 12/7/11	0.22 to 0.30	1,047,000	1,046,358
Duke Energy Corp.
	9/9/11 to 9/12/11	0.34 to 0.40	242,000	241,978
Gotham Funding Corp. (Liquidity Facility Bank Tokyo-Mitsubishi UFJ Ltd.)

	9/12/11	0.26	10,000	9,999
	9/20/11	0.25	75,000	74,990
	9/27/11	0.25	176,000	175,968
	9/7/11	0.25	30,000	29,999
	9/9/11	0.25	172,000	171,990
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
	9/26/11	0.20	78,000	77,989
Natexis Banques Populaires U.S. Finance Co. LLC
	9/19/11	0.35	1,715,000	1,714,700
National Australia Funding, Inc.
	11/1/11	0.26	105,700	105,654
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Nordea North America, Inc.
	10/5/11 to 2/2/12	0.20 to 0.40%	$ 1,426,000	$ 1,425,318
Northern Pines Funding LLC
	9/7/11	0.36 (d)	177,000	177,000
Royal Bank of Canada
	11/23/11	0.30	742,000	741,487
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
	9/8/11	0.25	150,000	149,993
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
	9/15/11	0.25	54,784	54,779
Skandinaviska Enskilda Banken AB
	9/6/11 to 10/7/11	0.21 to 0.30	1,411,000	1,410,692
Societe Generale North America, Inc.
	9/1/11	0.28	189,000	189,000
Svenska Handelsbanken, Inc.
	10/11/11 to 10/28/11	0.20 to 0.22	833,000	832,742
Swedbank AB
	9/1/11 to 9/6/11	0.23	300,000	299,996
Texas Instruments, Inc.
	12/6/11 to 12/12/11	0.20	150,000	149,918
Thermo Fisher Scientific, Inc.
	9/1/11 to 10/14/11	0.28 to 0.33	123,300	123,286
Total Capital Canada Ltd.
	9/15/11 to 9/16/11	0.40 to 0.43	399,000	398,932
Verizon Communications, Inc.
	9/9/11 to 10/14/11	0.25 to 0.39 (d)	551,000	550,998
Westpac Banking Corp.
	9/12/11 to 11/9/11	0.20 to 0.45 (d)	2,595,000	2,594,542
Xerox Corp.
	9/8/11 to 9/16/11	0.50 to 0.55	373,500	373,442
TOTAL COMMERCIAL PAPER				22,014,085
U.S. Government and Government Agency Obligations - 1.5%
		Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 1.5%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	10/12/11	0.65% (c)	$ 103,000	$ 102,924
	10/21/11	0.20 (c)	19,974	19,969
	10/21/11	0.20 (c)	218,742	218,685
	10/26/11	0.65 (c)	490,000	489,513
	10/31/11	0.65 (c)	855,000	854,074
	9/12/11	0.16 (c)	45,025	45,024
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				1,730,189
Federal Agencies - 1.0%

Fannie Mae - 0.4%
	11/10/11	0.15	500,000	499,854
Freddie Mac - 0.6%
	8/10/12	0.17 (d)	750,000	749,644
TOTAL FEDERAL AGENCIES				1,249,498
U.S. Treasury Obligations - 9.2%

U.S. Treasury Bills - 2.9%
	9/29/11 to 1/26/12	0.07 to 0.18 (i)	3,454,257	3,453,544
U.S. Treasury Notes - 6.3%
	10/31/11 to 2/29/12	0.07 to 0.35	7,534,500	7,556,755
TOTAL U.S. TREASURY OBLIGATIONS				11,010,299
Medium-Term Notes - 4.8%

Commonwealth Bank of Australia
	2/10/12	0.31 (b)(d)	368,000	368,000
Metropolitan Life Insurance Co.
	11/29/11	0.58 (d)(h)	175,000	175,000
Royal Bank of Canada
	8/31/12 to 9/14/12	0.30 to 0.67 (b)(d)	2,050,000	2,050,000
Medium-Term Notes - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Canada - continued
	9/5/12	0.27% (d)	$ 376,000	$ 375,877
Westpac Banking Corp.
	4/2/12 to 6/14/12	0.28 to 0.32 (b)(d)	2,728,000	2,728,000
TOTAL MEDIUM-TERM NOTES				5,696,877
Asset-Backed Securities - 0.0%

GE Equipment Transportation LLC
	7/20/12	0.29	34,949	34,949
Municipal Securities - 1.0%

Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 B, LOC Bank of America NA, VRDN
9/7/11	0.20 (d)	16,300		16,300
California Gen. Oblig. Series 2003 B1, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN
9/7/11	0.16 (d)	18,000		18,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2001 J, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
9/7/11	0.17 (d)(e)	34,300		34,300
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2003 D, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
9/7/11	0.17 (d)(e)	41,300		41,300
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2001 G, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
9/7/11	0.15 (d)(e)	15,350		15,350
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2005 B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
9/7/11	0.15 (d)(e)	21,415		21,415
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
9/7/11	0.28 (d)	50,000		50,000
Cook County Gen. Oblig. Participating VRDN Series WF 10 5C, (Liquidity Facility Wells Fargo Bank NA)
9/7/11	0.20 (d)(f)	10,790		10,790
District of Columbia Rev. (George Washington Univ. Proj.) Series 1999 B, LOC Bank of America NA, VRDN
9/7/11	0.17 (d)	19,115		19,115
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, LOC JPMorgan Chase Bank, VRDN
9/7/11	0.27% (d)(e)	$ 25,200		$ 25,200
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B1, LOC Union Bank of California, VRDN
9/7/11	0.20 (d)	18,000		18,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, LOC Fannie Mae, VRDN
9/7/11	0.20 (d)(e)	30,400		30,400
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/7/11	0.21 (d)	181,000		181,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 A, LOC JPMorgan Chase Bank, VRDN
9/7/11	0.15 (d)	25,000		25,000
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, LOC JPMorgan Chase Bank, VRDN
9/7/11	0.16 (d)	49,200		49,200
New York City Gen. Oblig. Series 2004 H6, LOC Bank of America NA, VRDN
9/7/11	0.18 (d)	29,480		29,480
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Westport Dev. Proj.) Series 2004 A, LOC Fannie Mae, VRDN
9/7/11	0.15 (d)(e)	61,000		61,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, LOC Fannie Mae, VRDN
9/7/11	0.16 (d)(e)	30,800		30,800
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
9/7/11	0.16 (d)(e)	52,850		52,850
New York Hsg. Fin. Agcy. Rev. (55 West 25th Street Hsg. Proj.) Series 2005 A, LOC Fannie Mae, VRDN
9/7/11	0.15 (d)(e)	105,400		105,400
New York Hsg. Fin. Agcy. Rev. (66 West 38th Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
9/7/11	0.16 (d)(e)	44,300		44,300
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
9/7/11	0.17 (d)(e)	25,000		25,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
9/7/11	0.17 (d)(e)	34,000		34,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. (South Cove Plaza Proj.) Series A, LOC Freddie Mac, VRDN
9/7/11	0.16% (d)(e)	$ 29,000		$ 29,000
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
9/7/11	0.17 (d)(e)	33,000		33,000
New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, LOC Fannie Mae, VRDN
9/7/11	0.17 (d)(e)	74,100		74,100
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 86B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
9/7/11	0.15 (d)(e)	32,000		32,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, VRDN
9/7/11	0.17 (d)	28,760		28,760
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
9/7/11	0.15 (d)(e)	24,000		24,000
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae, VRDN
9/7/11	0.21 (d)(e)	12,500		12,500
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, (Liquidity Facility Royal Bank of Scotland NV), VRDN
9/7/11	0.18 (d)	51,325		51,325
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, (Liquidity Facility Bank of America NA), VRDN
9/7/11	0.35 (d)	10,000		10,000
TOTAL MUNICIPAL SECURITIES			1,232,885
Repurchase Agreements - 17.6%
	Maturity Amount (000s)
In a joint trading account at 0.08% dated 8/31/11 due 9/1/11 (Collateralized by (U.S. Treasury Obligations)) #	$ 738,509	738,507
With:
Barclays Capital, Inc. at:
0.15%, dated 7/27/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $353,424,601, 2.58% - 5.5%, 6/1/24 - 6/20/61)	346,131	346,000
0.34%, dated:
8/25/11 due 9/1/11 (Collateralized by Equity Securities valued at $197,653,072)	183,012	183,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.34%, dated:
8/26/11 due 9/2/11 (Collateralized by Equity Securities valued at $131,767,468)	$ 122,008	$ 122,000
8/30/11 due 9/6/11 (Collateralized by U.S. Government Obligations valued at $185,779,609, 4.50%, 5/20/41)	182,012	182,000
0.4%, dated 8/5/11 due 9/6/11 (Collateralized by Mortgage Loan Obligations valued at $173,741,091, 0.31% - 6.42%, 3/15/19 - 12/20/54)	161,057	161,000
0.45%, dated 8/29/11 due 9/7/11 (Collateralized by Equity Securities valued at $196,567,376)	182,068	182,000
0.57%, dated 8/31/11 due 9/1/11 (Collateralized by Corporate Obligations valued at $374,501,151, 0.75% - 7.25%, 6/1/13 - 5/15/41)	348,006	348,000
1%, dated:
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $414,642,398, 0% - 7.49%, 6/20/14 - 12/20/54)	384,852	381,000
10/13/10 due 10/11/11 (Collateralized by Corporate Obligations valued at $269,054,658, 0.5% - 7.25%, 10/15/11 - 3/15/47)	249,491	247,000
8/8/11 due 10/7/11 (Collateralized by Mortgage Loan Obligations valued at $433,623,486, 0% - 11.71%, 1/25/12 - 6/25/50)	402,670	402,000
BNP Paribas Securities Corp. at 0.23%, dated 8/31/11 due 9/1/11 (Collateralized by Corporate Obligations valued at $229,951,469, 1.75% - 10.38%, 9/30/11 - 12/1/45)	219,001	219,000
Credit Suisse Securities (USA) LLC at:
0.25%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $223,567,918)	207,001	207,000
0.34%, dated 7/14/11 due 9/7/11 (Collateralized by Equity Securities valued at $420,326,216)	389,331	389,000
0.65%, dated 8/1/11 due 9/7/11 (Collateralized by Equity Securities valued at $425,770,573)	394,299	394,000
Deutsche Bank Securities, Inc. at:
0.19%, dated 8/17/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $372,969,576, 4% - 7%, 4/1/32 - 7/15/41)	365,231	365,000
0.23%, dated 8/3/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $368,969,095, 0.59% - 7%, 12/9/14 - 5/20/59)	361,208	361,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at:
0.2%, dated 8/31/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $824,164,579, 2.96% - 6.50%, 11/1/25 - 8/1/41)	$ 808,031	$ 808,000
0.23%, dated 8/26/11 due 9/2/11 (Collateralized by U.S. Government Obligations valued at $314,632,849, 0.66% - 6.34%, 3/1/40 - 9/25/41)	306,014	306,000
HSBC Securities, Inc. at 0.27%, dated 8/31/11 due 9/1/11 (Collateralized by Corporate Obligation valued at $207,149,386, 0% - 11%, 12/21/11 - 6/2/41)	200,002	200,000
ING Financial Markets LLC at:
0.17%, dated:
8/9/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $183,359,153, 2% - 6%, 5/25/18 - 8/25/38)	178,076	178,000
8/10/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $127,513,427, 1.92% - 5.98%, 12/1/19 - 8/1/38)	125,030	125,000
0.18%, dated 8/11/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $220,343,806, 2.42% - 5.14%, 5/1/36 - 4/1/40)	216,087	216,000
0.2%, dated 4/4/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $190,708,097, 2.5% - 6%, 8/25/17 - 5/25/45)	185,216	185,000
0.23%, dated:
8/4/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $187,930,096, 2.3% - 6.23%, 6/1/36 - 5/25/41)	184,212	184,000
8/18/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $370,304,136, 1.01% - 6.01%, 7/1/14 - 10/1/44)	363,385	363,000
0.26%, dated 8/31/11 due 9/1/11 (Collateralized by Corporate Obligations valued at $136,504,574, 1.85% - 7%, 6/15/12 - 9/1/41)	130,001	130,000
0.3%, dated 8/8/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $200,592,195, 0.52% - 9.7%, 6/13/13 - 8/15/41)	191,049	191,000
J.P. Morgan Clearing Corp. at:
0.29%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $143,479,458)	132,001	132,000
0.5%, dated 7/25/11 due 10/24/11 (Collateralized by Equity Securities valued at $732,995,361)	674,852	674,000
0.52%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $2,741,343,960)	2,522,036	2,522,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
J.P. Morgan Clearing Corp. at:
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $141,630,925)	$ 130,425	$ 130,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Equity Securities valued at $581,922,994)	536,846	535,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $579,228,698)	532,890	531,000
J.P. Morgan Securities, Inc. at:
0.13%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations valued at $1,266,844,123, 4% - 8%, 12/1/12 - 9/1/41)	1,242,004	1,242,000
0.29%, dated 8/31/11 due 9/1/11 (Collateralized by Corporate Obligations valued at $77,705,487, 3.88% - 9.25%, 10/15/12 - 5/15/57)	74,001	74,000
0.73%, dated 4/1/11 due 9/28/11 (Collateralized by Corporate Obligations valued at $199,332,943, 0.32% - 8.85%, 5/25/29 - 5/25/47)	184,672	184,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.27%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $2,160,018)	2,000	2,000
0.4%, dated 8/31/11 due 9/1/11 (Collateralized by Corporate Obligations valued at $93,451,038, 0% - 8.62%, 9/20/14 - 12/25/48)	89,001	89,000
0.62%, dated 8/31/11 due 9/1/11 (Collateralized by Mortgage Loan Obligations valued at $133,922,307, 0.45% - 6.5%, 3/15/19 - 6/25/47)	124,002	124,000
0.67%, dated 11/19/10 due 10/5/11 (Collateralized by Corporate Obligations valued at $232,130,342, 0% - 15%, 9/15/11 - 12/15/37) (d)(g)	218,292	217,000
0.77%, dated 10/28/10 due 10/5/11 (Collateralized by Corporate Obligations valued at $663,134,184, 0% - 10.13%, 11/8/12 - 3/4/53) (d)(g)	618,491	614,000
Mizuho Securities USA, Inc. at:
0.25%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations valued at $191,581,331, 5.06% - 8.43%, 7/15/28 - 7/25/41)	186,001	186,000
0.26%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $234,361,710)	217,002	217,000
0.3%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $75,171,274)	70,001	70,000
0.38%, dated:
8/8/11 due 9/7/11 (Collateralized by Equity Securities valued at $294,914,733)	273,086	273,000
8/18/11 due 9/7/11 (Collateralized by Equity Securities valued at $236,554,954)	219,046	219,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mizuho Securities USA, Inc. at:
0.39%, dated:
8/8/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $232,600,523, 0.25% - 8%, 2/15/12 - 1/15/38)	$ 219,074	$ 219,000
8/17/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $180,802,042, 0% - 8.75%, 2/15/12 - 4/1/36)	171,054	171,000
0.4%, dated 8/15/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $233,185,194, 1.25% - 5.25%, 4/15/12 - 12/15/37)	221,076	221,000
0.41%, dated 8/29/11 due 9/7/11 (Collateralized by Equity Securities valued at $291,609,975)	270,092	270,000
Morgan Stanley & Co., Inc. at:
0.15%, dated 6/17/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $240,796,228, 2.47% - 7%, 12/1/20 - 10/1/47)	236,089	236,000
0.19%, dated 8/12/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $441,212,085, 2.53% - 7%, 12/1/19 - 7/1/47)	431,111	431,000
RBC Capital Markets Co. at:
0.41%, dated 8/5/11 due 9/2/11 (Collateralized by Corporate Obligations valued at $154,331,938, 1.32% - 6.74%, 3/25/16 - 7/1/47)	145,046	145,000
0.42%, dated 8/26/11 due 9/7/11 (Collateralized by Mortgage Loan Obligations valued at $220,030,856, 0.31% - 6.09%, 11/20/35 - 1/25/36)	204,074	204,000
RBC Capital Markets Corp. at:
0.16%, dated 8/26/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $222,460,038, 0.59% - 9.5%, 12/15/13 - 8/25/41)	218,122	218,000
0.17%, dated 7/28/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $130,770,731, 3.19% - 6%, 3/1/41)	128,057	128,000
RBS Securities, Inc. at 0.57%, dated 8/26/11 due 9/2/11 (Collateralized by Corporate Obligations valued at $921,987,096, 0% - 15.10%, 10/25/12 - 11/23/52)	855,095	855,000
Royal Bank of Scotland PLC at 0.57%, dated 8/26/11 due 9/2/11 (Collateralized by Mortage Loan Obligations valued at $437,868,858, 0% - 13.14%, 2/15/12 - 4/27/57)	407,045	407,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.38%, dated:
6/14/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $168,888,588, 0% - 9.88%, 9/15/11 - 12/15/67)	$ 157,149	$ 157,000
7/7/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $141,743,015, 0% - 7.5%, 4/15/12 - 6/15/38)	133,126	133,000
0.42%, dated:
8/24/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $113,410,585, 0% - 7.25%, 2/27/12 - 3/15/37)	108,113	108,000
8/25/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $145,605,900, 3.5% - 11%, 11/15/13 - 2/12/67)	135,142	135,000
Wells Fargo Securities, LLC at:
0.2%, dated 4/20/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $175,449,327, 3.5% - 4.5%, 7/1/26 - 8/1/41)	171,174	171,000
0.23%, dated 8/31/11 due 9/1/11 (Collateralized by Corporate Obligations valued at $655,827,252, 0% - 10.75%, 9/1/11 - 10/15/66)	625,004	625,000
0.35%, dated 7/11/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $145,098,908, 0% - 7.65%, 9/27/11 - 12/15/65)	139,124	139,000
TOTAL REPURCHASE AGREEMENTS		21,121,507
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $124,781,690)		124,781,690
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(4,695,849)
NET ASSETS - 100%		$ 120,085,841
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,764,761,000 or 6.5% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $1,730,189,000, or 1.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.58%, 11/29/11	3/26/02	$ 175,000

(i) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $749,791,000. The principal amount of the outstanding reverse repurchase agreement is $750,465,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$738,507,000 due 9/01/11 at 0.08%
BNP Paribas Securities Corp.	$ 77,513
Bank of America NA	206,703
Citibank NA	5,168
Citigroup Global Markets, Inc.	41,340
Credit Agricole Securities (USA), Inc.	20,670
Deutsche Bank Securities, Inc.	77,513
ING Financial Markets LLC	17,136
J.P. Morgan Securities, Inc.	64,078
Merrill Lynch, Pierce, Fenner & Smith, Inc.	49,590
RBC Capital Markets Corp.	41,340
RBS Securities, Inc.	10,335
Societe Generale	41,340
UBS Securities LLC	31,005
Wells Fargo Securities LLC	54,776
$ 738,507
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2011, the cost of investment securities for income tax purposes was $124,781,690,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

August 31, 2011

1.805753.107

FUS-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 3.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 3.0%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
10/12/11 to 10/26/11	0.20 to 0.65 (b)	$ 80,000	$ 79,959
Federal Agencies - 44.4%

Fannie Mae - 8.8%
10/20/11 to 9/17/12	0.09 to 0.24 (c)	233,815	234,137
Federal Farm Credit Bank - 0.2%
11/29/12	0.17 (c)	6,000	5,998
Federal Home Loan Bank - 28.1%
9/15/11 to 11/15/12	0.09 to 0.41 (c)	745,000	745,187
Freddie Mac - 7.3%
11/29/11 to 11/2/12	0.09 to 0.35 (c)	193,000	193,026
TOTAL FEDERAL AGENCIES			1,178,348
U.S. Treasury Obligations - 12.7%

U.S. Treasury Bills - 7.4%
9/15/11 to 1/26/12	0.07 to 0.18	197,000	196,970
U.S. Treasury Notes - 5.3%
9/30/11 to 5/15/12	0.07 to 0.33	140,000	140,385
TOTAL U.S. TREASURY OBLIGATIONS			337,355
Repurchase Agreements - 42.2%
	Maturity Amount (000s)
In a joint trading account at 0.08% dated 8/31/11 due 9/1/11 (Collateralized by (U.S. Treasury Obligations)) #	$ 994,419	994,417
With:
Barclays Capital, Inc. at 0.15%, dated 7/27/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $8,188,065, 2.58% - 6%, 6/1/24 - 8/1/41)	8,003	8,000
Deutsche Bank Securities, Inc. at:
0.19%, dated 8/17/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $8,193,513, 3.5% - 7%, 10/1/38 - 1/20/41)	8,005	8,000
0.23%, dated 8/3/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $8,250,816, 4%, 10/15/40)	8,005	8,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.17%, dated:
8/9/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $4,121,514, 0.61%, 3/15/34)	$ 4,002	$ 4,000
8/10/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $3,060,498, 3.14%, 7/1/41)	3,001	3,000
0.18%, dated 8/11/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $5,101,747, 4.42%, 4/1/38)	5,002	5,000
0.19%, dated:
7/13/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $33,670,180, 2.97% - 3.01%, 12/1/40 - 2/1/41)	33,032	33,000
7/15/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $16,485,691, 0.52% - 1.2%, 3/25/21 - 7/25/37)	16,016	16,000
0.2%, dated 4/4/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $4,126,798, 3.5% - 6%, 7/25/26 - 10/25/32)	4,005	4,000
0.23%, dated:
8/4/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $4,121,105, 0.62% - 0.86%, 10/25/14 - 12/25/37)	4,005	4,000
8/18/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $8,161,475, 2.35% - 6.16%, 12/1/33 - 11/1/36)	8,008	8,000
Morgan Stanley & Co., Inc. at:
0.15%, dated 6/17/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $5,185,757, 4.5% - 5%, 12/1/40 - 4/1/41)	5,002	5,000
0.19%, dated 8/12/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $10,236,152, 4% - 7%, 8/1/24 - 8/1/41)	10,003	10,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at 0.16%, dated 8/26/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $5,151,131, 0.59% - 0.66%, 12/25/35 - 9/20/38)	$ 5,003	$ 5,000
Wells Fargo Securities, LLC at 0.2%, dated 4/20/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $4,113,854, 4.5%, 7/1/41)	4,004	4,000
TOTAL REPURCHASE AGREEMENTS		1,119,417
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $2,715,079)		2,715,079
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(60,955)
NET ASSETS - 100%		$ 2,654,124
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $79,959,000, or 3.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$994,417,000 due 9/01/11 at 0.08%
BNP Paribas Securities Corp.	$ 104,373
Bank of America NA	278,330
Citibank NA	6,958
Citigroup Global Markets, Inc.	55,666
Credit Agricole Securities (USA), Inc.	27,833
Deutsche Bank Securities, Inc.	104,373
ING Financial Markets LLC	23,074
J.P. Morgan Securities, Inc.	86,282
Merrill Lynch, Pierce, Fenner & Smith, Inc.	66,774
RBC Capital Markets Corp.	55,666
RBS Securities, Inc.	13,916
Societe Generale	55,666
UBS Securities LLC	41,749
Wells Fargo Securities LLC	73,757
$ 994,417
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2011, the cost of investment securities for income tax purposes was $2,715,079,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011